Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Contrarian Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[2]
Class C
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.69%	[2]
Class S
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.46%
Fee Waiver	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[2]
Class I
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	[2]
Class N
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.58%	[2]
Class R
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[2]
Class T
Operating Expenses:
Management Fees	0.55%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[2]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.75% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.